Financial Instruments and Financial Risk Management - Summary of Carrying Amount of Interest-bearing Financial Instruments Excluding Effects of Interest Rate Derivatives (Details) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 872,544	$ 1,343,307	$ 1,161,430
Fixed Rate Instruments
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	419,565	410,618
Variable Interest
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 452,979	$ 932,689